Restricted financial assets	12 Months Ended
Dec. 31, 2019
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 26 Restricted and transferred financial assets

This Note provides information about restricted financial assets (Note 26a), transfers of financial assets (Note 26b and 26c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 26d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. The Group generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of USD 11,206 million as of 31 December 2019 (31 December 2018: USD 12,516 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by the Group’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities, such as certain investment funds and other structured entities. The carrying amount of the liabilities associated with these other restricted financial assets is generally equal to the carrying amount of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

Restricted financial assets
USD million	31.12.19	31.12.18
Financial assets pledged as collateral
Financial assets at fair value held for trading	56,415	43,292
of which: assets pledged as collateral that may be sold or repledged by counterparties	41,285	32,121
Loans and advances to customers[1]	18,399	18,804
Financial assets at fair value not held for trading	188	0
Debt securities classified as Other financial assets measured at amortized cost	1,212	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,212	0
Total financial assets pledged as collateral[2]	76,215	62,096

Other restricted financial assets
Loans and advances to banks	3,131	5,140
Financial assets at fair value held for trading	242	3,589
Cash collateral receivables on derivative instruments	2,986	3,205
Loans and advances to customers	620	935
Financial assets at fair value not held for trading	29,676	23,514
Financial assets measured at fair value through other comprehensive income	176	171
Other	379	203
Total other restricted financial assets	37,210	36,758
Total financial assets pledged and other restricted financial assets	113,425	98,854
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 6.3 billion for 31 December 2019 (31 December 2018: approximately USD 3.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2019: USD 0.6 billion; 31 December 2018: USD 0.3 billion).

In addition to restrictions on financial assets, UBS Group AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within the Group, as well as intercompany lending. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process, which may limit the relevant subsidiaries’ ability to make distributions of capital based on the results of those tests.

Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries.

Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and/or requirements.

→Refer to “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” in the “Significant regulated subsidiary and sub-group information” section of this report for financial information about significant regulated subsidiaries of the Group

UBS AG
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 26 Restricted and transferred financial assets

This Note provides information about restricted financial assets (Note 26a), transfers of financial assets (Note 26b and 26c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 26d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. The UBS AG generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of USD 11,206 million as of 31 December 2019 (31 December 2018: USD 12,516 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by the UBS AG’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities, such as certain investment funds and other structured entities. The carrying amount of the liabilities associated with these other restricted financial assets is generally equal to the carrying amount of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

Restricted financial assets
USD million	31.12.19	31.12.18
Financial assets pledged as collateral
Financial assets at fair value held for trading	56,548	43,292
of which: assets pledged as collateral that may be sold or repledged by counterparties	41,285	32,121
Loans and advances to customers[1]	18,399	18,804
Financial assets at fair value not held for trading	188	0
Debt securities classified as Other financial assets measured at amortized cost	1,212	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,212	0
Total financial assets pledged as collateral[2]	76,347	62,096

Other restricted financial assets
Loans and advances to banks	2,353	5,140
Financial assets at fair value held for trading	242	1,054
Cash collateral receivables on derivative instruments	2,986	3,205
Loans and advances to customers	620	935
Financial assets at fair value not held for trading	29,368	23,212
Financial assets measured at fair value through other comprehensive income	176	171
Other	382	203
Total other restricted financial assets	36,126	33,920
Total financial assets pledged and other restricted financial assets	112,474	96,016
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 6.3 billion for 31 December 2019 (31 December 2018: approximately USD 3.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2019: USD 0.6 billion; 31 December 2018: USD 0.3 billion).

In addition to restrictions on financial assets, UBS AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within UBS AG, as well as intercompany lending. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process, which may limit the relevant subsidiaries’ ability to make distributions of capital based on the results of those tests.

Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries.

Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and/or requirements.

→Refer to “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” in the “Significant regulated subsidiary and sub-group information” section of this report for financial information about significant regulated subsidiaries of UBS AG